Prudential Day One 2040 Fund
Schedule of Investments (unaudited) as of October 31, 2019
Description	Shares	Value
Long-Term Investments 98.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	116,797	$ 1,200,674
PGIM Global Real Estate Fund (Class R6)	54,532	1,496,371
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	77,307	886,706
PGIM QMA Commodity Strategies Fund (Class R6)	123,822	1,186,218
PGIM QMA Emerging Markets Equity Fund (Class R6)	106,465	1,186,024
PGIM QMA International Developed Markets Index Fund (Class R6)	366,569	4,457,481
PGIM QMA Large-Cap Core Equity Fund (Class R6)	550,829	8,636,996
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	161,290	1,774,192
PGIM QMA US Broad Market Index Fund (Class R6)	342,249	4,757,255
PGIM TIPS Fund (Class R6)	150,782	1,497,268
PGIM Total Return Bond Fund (Class R6)	160,069	2,404,230

Total Long-Term Investments (cost $27,991,907)		29,483,415

Short-Term Investment 1.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $341,728)	341,728	341,728

TOTAL INVESTMENTS 100.1% (cost $28,333,635)(w)		29,825,143
Liabilities in excess of other assets (0.1)%		(18,692)

Net Assets 100.0%		$ 29,806,451

(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds